Pensions and Other Post-Employment Benefit Plans - Schedule of Sensitivity Analysis of Defined Benefit Obligations (Detail)	Dec. 31, 2018	Dec. 31, 2017
Austria [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(10.03%)	(9.70%)
Percentage of decrease	11.98%	11.70%
Germany [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(12.00%)	(12.00%)
Percentage of decrease	18.00%	18.00%
Russia and Ukraine [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(6.75%)	(8.12%)
Percentage of decrease	7.85%	9.64%
Russia and Ukraine [member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	5.09%	6.48%
Percentage of decrease	(4.37%)	(5.42%)
Russia and Ukraine [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	2.48%	2.72%
Percentage of decrease	(2.23%)	(2.28%)
Russia and Ukraine [member] | Other material actuarial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(5.98%)	(5.29%)
Percentage of decrease	7.87%	7.25%